Employee And Retiree Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Company matching contribution	100.00%
Employee's maximum contribution matched by Company	6.00%
Profit sharing percentage 1	5.00%
Profit sharing percentage 2	7.00%
Profit sharing percentage 3	9.00%
Profit sharing contributions	$ 4,678,000	$ 2,460,000	$ 1,794,000
Profit Sharing Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Profit sharing contributions	$ 1,861,000	$ 1,627,000	$ 1,788,000